Schedule of Credit Quality of Commercial Mortgage Loans Held-For-Investment (Detail) - Commercial Mortgage Loans - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	$ 1,043,187	$ 1,455,156
Estimated Fair Value	$ 1,044,531	$ 1,465,113
Recorded Investment, % of Total	100.00%	100.00%
Estimated Fair Value, % of Total	100.00%	100.00%
Debt Service Coverage Ratio >1.20x
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	$ 954,348	$ 1,381,742
Debt Service Coverage Ratio 1.00x - 1.20x
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	88,839	62,060
Debt Service Coverage Ratio Less than 1.00x
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment		11,354
Loan To Value Ratio Less Than 65%
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	780,472	833,246
Estimated Fair Value	$ 782,640	$ 848,702
Recorded Investment, % of Total	74.80%	57.30%
Estimated Fair Value, % of Total	74.90%	57.90%
Loan To Value Ratio Less Than 65% | Debt Service Coverage Ratio >1.20x
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	$ 731,577	$ 785,149
Loan To Value Ratio Less Than 65% | Debt Service Coverage Ratio 1.00x - 1.20x
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	48,895	36,743
Loan To Value Ratio Less Than 65% | Debt Service Coverage Ratio Less than 1.00x
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment		11,354
Loan To Value Ratio 65% to 75%
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	262,715	606,505
Estimated Fair Value	$ 261,891	$ 601,587
Recorded Investment, % of Total	25.20%	41.70%
Estimated Fair Value, % of Total	25.10%	41.10%
Loan To Value Ratio 65% to 75% | Debt Service Coverage Ratio >1.20x
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	$ 222,771	$ 581,188
Loan To Value Ratio 65% to 75% | Debt Service Coverage Ratio 1.00x - 1.20x
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	$ 39,944	25,317
Loan To Value Ratio 76% to 80%
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment		10,493
Estimated Fair Value		$ 10,494
Recorded Investment, % of Total	0.00%	0.70%
Estimated Fair Value, % of Total	0.00%	0.70%
Loan To Value Ratio 76% to 80% | Debt Service Coverage Ratio >1.20x
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment		$ 10,493
Loan To Value Ratio Greater than 80%
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment		4,912
Estimated Fair Value		$ 4,330
Recorded Investment, % of Total	0.00%	0.30%
Estimated Fair Value, % of Total	0.00%	0.30%
Loan To Value Ratio Greater than 80% | Debt Service Coverage Ratio >1.20x
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment		$ 4,912